Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Expenses and Other Payables
Summary of accrued expenses and other payables

	As of December 31,
	2015	2016	2016
	(RMB)	(RMB)	($)
Payroll and welfare payables	19,257,320	19,056,799	2,747,124
VAT and other tax payables	27,340,316	25,633,805	3,695,229
Accrued fixed assets purchases	2,121,712	—	—
Other payables and accruals	4,277,122	2,923,551	421,443
Accrued bonds’ interest expenses (note 14)	27,205,456	—	—

Total accrued expenses and other payables	80,201,926	47,614,155	6,863,796